Restructuring (Details) $ in Thousands		1 Months Ended	3 Months Ended						12 Months Ended
		Sep. 30, 2015 country	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) country numberofemployees		Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of Countries in which Operations were Discontinued | country									10
Restructuring Revenue									$ 2,800		$ 42,600
Restructuring Loss									700		10,300
Restructuring charges			$ 12,100	$ 1,200	$ 15,700	$ 11,500	$ 5,400	$ 23,100	$ 40,438		$ 28,464	$ 0
Restructuring and Related Cost, Number of Positions Eliminated									900		900
Restructuring Reserve			16,395				11,069		$ 16,395		$ 11,069	0
Restructuring and Related Cost, Incurred Cost									35,479	[1]	21,250
Payments for Restructuring									(29,717)		(9,608)
Restructuring Reserve, Translation Adjustment									(436)		(573)
Stock-based Compensation Related to Accelerated Vesting									4,600
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs									61,400
Restructuring charges	[2]								34,047		18,310
Restructuring Reserve			14,135				8,872		14,135		8,872	0
Restructuring and Related Cost, Incurred Cost									29,416	[1]	18,310
Payments for Restructuring									(23,729)		(8,862)
Restructuring Reserve, Translation Adjustment									(424)		(576)
Asset Impairments Related to Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs									7,500
Restructuring charges	[3]								328		7,214
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges									6,063		2,940
Restructuring Reserve			$ 2,260				$ 2,197		2,260		2,197	$ 0
Restructuring and Related Cost, Incurred Cost									6,063	[1]	2,940
Payments for Restructuring									(5,988)		(746)
Restructuring Reserve, Translation Adjustment									(12)		3
North America [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges									11,897		10,495
North America [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	[2]								8,548		2,000
North America [Member] | Asset Impairments Related to Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	[3]								45		6,740
North America [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges									$ 3,304		1,755
International [Member]
Restructuring Cost and Reserve [Line Items]
Number of Countries in which Operations were Discontinued | country		17							4
Restructuring charges									$ 28,541		17,969
International [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	[2]								25,499		16,310
International [Member] | Asset Impairments Related to Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	[3]								283		474
International [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges									$ 2,759		$ 1,185

[1]	(1)Excludes stock-based compensation of $4.6 million related to accelerated vesting of stock-based compensation awards for certain employees terminated as a result of the Company's restructuring activities for the year ended December 31, 2016.
[2]	The employee severance and benefit costs for the year ended December 31, 2016 relates to the termination of approximately 900 employees. Substantially all of the remaining cash payments for those costs are expected to be disbursed through December 31, 2017.
[3]	Asset impairments relate to property, equipment and software that were determined to be impaired as a result of the Company's restructuring activities.